Income and other taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Components of income tax expense	Income tax recovery (expense):

For the years ended December 31	2020	2019
Current tax recovery (expense):
Current period before undernoted items	$(27,759)	$(38,953)
Adjustments to prior years	2,563	144
	(25,196)	(38,809)
Deferred tax recovery (expense):
Origination and reversal of temporary differences	89,301	31,389
Adjustments to prior years	(1,067)	(138)
Changes in tax rates	(5,031)	2,141
Other	4,098	943
	87,301	34,335
Total income tax recovery (expense)	$62,105	$(4,474)

Reconciliation of accounting profit multiplied by applicable tax rates	Income tax expense differs from the amounts that would be obtained by applying the Canadian statutory income tax rate to net income before income taxes as follows:

For the years ended December 31	2020	2019
Income (loss) before income taxes	$(187,432)	$120,840
Deduct earnings of associate	(29,577)	(52,218)
	(217,009)	68,622
Canadian statutory tax rate	25.6%	26.8%
Income tax recovery (expense) calculated at Canadian statutory tax rate	55,554	(18,411)
Decrease (increase) in income tax expense resulting from:
Impact of income and losses taxed in foreign jurisdictions	3,771	7,001
Utilization of unrecognised loss carryforwards and temporary differences	7,013	6,945
Impact of tax rate changes	(5,031)	2,141
Impact of foreign exchange	3,748	(484)
Other business taxes	(3,081)	(2,798)
Impact of recovery items (expenses) not taxable (deductible) for tax purposes	(5,461)	1,826
Adjustments to prior years	1,496	6
Other	4,096	(700)
Total income tax recovery (expense)	62,105	$(4,474)

Effect of temporary difference, unused tax losses and unused tax credits and analysis of change in deferred income tax liabilities	The tax effect of temporary differences that give rise to deferred income tax liabilities and deferred income tax assets is as follows:

As at		Dec 31, 2020			Dec 31, 2019
	Net	Deferred tax assets	Deferred tax liabilities	Net	Deferred tax assets	Deferred tax liabilities
Property, plant and equipment (owned)	$(448,533)	$(262,020)	$(186,513)	$(447,077)	$(250,890)	$(196,187)
Right-of-use assets	(43,386)	(35,297)	(8,089)	(45,501)	(26,725)	(18,776)
Repatriation taxes	(102,370)	—	(102,370)	(93,363)	—	(93,363)
Other	(15,205)	—	(15,205)	(10,424)	(48)	(10,376)
	(609,494)	(297,317)	(312,177)	(596,365)	(277,663)	(318,702)
Non-capital loss carryforwards	391,132	339,396	51,736	286,004	286,004	—
Lease obligations	56,894	44,455	12,439	56,802	33,979	22,823
Share-based compensation	14,669	1,758	12,911	3,075	—	3,075
Other	70,931	49,232	21,699	89,278	69,294	19,984
	533,626	434,841	98,785	435,159	389,277	45,882
Net deferred income tax assets (liabilities)	$(75,868)	$137,524	$(213,392)	$(161,206)	$111,614	$(272,820)
As at December 31, 2020, deferred income tax assets have been recognized in respect of non-capital loss carryforwards generated in the United States. These loss carryforwards expire as follows:

	Dec 31 2020
	Gross amount	Tax effect
Expire
Losses generated in 2014 (expires 2034)	$33,252	$7,648
Losses generated in 2015 (expires 2035)	351,625	80,874
Losses generated in 2016 (expires 2036)	432,581	99,494
Losses generated in 2017 (expires 2037)	234,941	54,036
	1,052,399	242,052
No expiry
Losses generated in 2019	232,163	53,397
Losses generated in 2020	140,021	32,205
Total non-capital loss carryforwards	$1,424,583	$327,654
Analysis of the change in deferred income tax assets and liabilities:

		2020			2019
	Net	Deferred tax assets	Deferred tax liabilities	Net	Deferred tax assets	Deferred tax liabilities
Balance, January 1	$(161,206)	$111,614	$(272,820)	$(221,682)	$59,532	$(281,214)
Adjustment on adoption of IFRS 16	—	—	—	4,529	533	3,996
Balance, January 1 (restated)	(161,206)	111,614	(272,820)	(217,153)	60,065	(277,218)
Deferred income tax recovery included in net income	87,301	28,243	59,058	34,335	28,875	5,460
Deferred income tax recovery (expense) included in other comprehensive income	(2,325)	(2,333)	8	22,049	21,871	178
Other	362	—	362	(437)	803	(1,240)
Balance, December 31	$(75,868)	$137,524	$(213,392)	$(161,206)	$111,614	$(272,820)